Other non-current liabilities - Summary of Other Non-current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current liabilities [abstract]
Other non-current financial liabilities	€ 1,386	€ 2,160
Other non-current liabilities	€ 1,386	€ 2,160